Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the section titled “Executive Compensation–Compensation Discussion and Analysis.”

Year (a)	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for Non-PEO NEOs (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) (Millions) (7) (h)	Adjusted EBITDA Margin (8) (i)
	Musslewhite (1) (b)	Krantz (1) (b)	Musslewhite (2) (c)	Krantz (2) (c)			Total Shareholder Return (5) (f)	Peer Group Total Shareholder Return (6) (g)
2023	$8,434,709	— (9)	$3,148,094	— (9)	$2,812,002	$1,848,073	$22.95	$45.28	$(289.6)	30%
2022	$17,540,044	$820,925	$(4,395,156)	$(10,363,542)	$2,386,881	$(1,943,290)	$25.38	$42.21	$(24.2)	29%
2021	— (10)	$5,953,030	— (10)	$13,840,653	$16,101,545	$18,839,018	$63.13	$80.21	$(62.3)	34%

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Musslewhite (who served as Chief Executive Officer in 2023 and 2022) and Krantz (who served as Chief Executive Officer in 2022 and 2021) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Musslewhite and Krantz, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Musslewhite’s total compensation to determine the compensation actually paid in 2023:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$8,434,709	$(7,719,857)	$2,433,242	$3,148,094

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of 2022) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2023; (iii) for awards that are granted and vest in 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2023, the amount equal to the change as of the vesting date (from the end of 2022) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of 2022; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$5,131,187	$(2,208,088)	—	$(489,857)	—	—	$2,433,242

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, Jonathan Maack, and Carrie Lazorchak (ii) for 2022, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, David Samuels, and Jonathan Maack; and (iii) for 2021, Robert Musslewhite and Richard Booth.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) during the applicable year. The following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Musslewhite) for 2023 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,812,002	$(2,308,618)	$1,344,689	$1,848,073

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2023	$1,595,670	$(145,583)	—	$(74,105)	$(31,293)	—	$1,344,689

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For purposes of the Company’s 2021 cumulative TSR, the measurement period begins at the Company’s September 2021 initial public offering.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for 2023 is the 2023 Compensation Peer Group as defined and described under “Compensation Discussion & Analysis” above. The 2023 Compensation Peer Group was used a reference point for nearly all 2023 compensation decisions. The 2023 Compensation Peer Group was the same as the peer group used as a reference point for decisions made with respect to 2022 compensation, except that Duck Creek Technologies, Inc. was removed for 2023 given a perceived lack of alignment on business fit and financial profile.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)
We utilized Adjusted EBITDA Margin as the “Company-Selected Measure” in the table above. Adjusted EBITDA Margin is defined as Adjusted EBITDA as a percentage of the Company’s revenue. Adjusted EBITDA is defined as EBITDA, or earnings before debt-related costs, including interest expense, net and loss on extinguishment of debt, income taxes and depreciation and amortization, adjusted to exclude certain items of a significant or unusual nature, including other income and expense, equity-based compensation, transaction, integration and restructuring expenses and other non-recurring expenses. For more information, please see “Annual Incentives” in the “Compensation Discussion & Analysis” above.

(9)
Mr. Krantz was not our principal executive officer during 2023 and as such, no amount is shown for Mr. Krantz in columns (b) and (c) for 2023. Additionally, because Mr. Krantz was not an executive officer during 2023, his compensation during 2023 is not included as part of the average non-PEO
NEO compensation in columns (d) and (e).

(10)
Mr. Musslewhite was not our principal executive officer during 2021 and as such, no amount is shown for Mr. Musslewhite in columns (b) and (c) for 2021. Instead, Mr. Musslewhite’s compensation during 2021 is included as part of the average non-PEO
NEO compensation in columns (d) and (e).

Company Selected Measure Name	Adjusted EBITDA Margin
Named Executive Officers, Footnote	(i) for 2023, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, Jonathan Maack, and Carrie Lazorchak (ii) for 2022, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, David Samuels, and Jonathan Maack; and (iii) for 2021, Robert Musslewhite and Richard Booth.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for 2023 is the 2023 Compensation Peer Group as defined and described under “Compensation Discussion & Analysis” above. The 2023 Compensation Peer Group was used a reference point for nearly all 2023 compensation decisions. The 2023 Compensation Peer Group was the same as the peer group used as a reference point for decisions made with respect to 2022 compensation, except that Duck Creek Technologies, Inc. was removed for 2023 given a perceived lack of alignment on business fit and financial profile.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Musslewhite and Krantz, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Musslewhite’s total compensation to determine the compensation actually paid in 2023:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$8,434,709	$(7,719,857)	$2,433,242	$3,148,094

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of 2022) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2023; (iii) for awards that are granted and vest in 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2023, the amount equal to the change as of the vesting date (from the end of 2022) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of 2022; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$5,131,187	$(2,208,088)	—	$(489,857)	—	—	$2,433,242

Non-PEO NEO Average Total Compensation Amount	$ 2,812,002	$ 2,386,881	$ 16,101,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,848,073	(1,943,290)	18,839,018
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding, in the case of 2023, Mr. Musslewhite, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) during the applicable year. The following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Musslewhite) for 2023 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,812,002	$(2,308,618)	$1,344,689	$1,848,073

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2023	$1,595,670	$(145,583)	—	$(74,105)	$(31,293)	—	$1,344,689

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA Margin
The following graph sets forth the relationship between Compensation Actually Paid to Robert Musslewhite, one of our PEOs during 2022, and our only PEO during 2023, and the Company’s Adjusted EBITDA Margin, over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Groups
The following graph compares our cumulative TSR over the three most recently completed fiscal years to that of the 2023 Compensation Peer Group and the Compensation Peer Group used in 2022 over the same period.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents financial and
non-financial
performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our NEOs for 2023 to Company performance.

2023 Most Important Performance Measures (Unranked)
Adjusted EBITDA Margin
Annual Recurring Revenue
Net Dollar Retention
Percentage of Annual Recurring Revenue from Enterprise Customers

Total Shareholder Return Amount	$ 22.95	25.38	63.13
Peer Group Total Shareholder Return Amount	45.28	42.21	80.21
Net Income (Loss)	$ (289,600,000)	$ (24,200,000)	$ (62,300,000)
Company Selected Measure Amount	0.30	0.29	0.34
PEO Name	Mr. Musslewhite		Mr. Krantz
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Recurring Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Net Dollar Retention
Measure:: 4
Pay vs Performance Disclosure
Name	Percentage of Annual Recurring Revenue from Enterprise Customers
Musslewhite [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,434,709	$ 17,540,044
PEO Actually Paid Compensation Amount	3,148,094	(4,395,156)
Krantz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		820,925	$ 5,953,030
PEO Actually Paid Compensation Amount		$ (10,363,542)	$ 13,840,653
PEO Name		Krantz
Messrs. Musslewhite [Member]
Pay vs Performance Disclosure
PEO Name		Messrs. Musslewhite
PEO | Musslewhite [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,719,857)
PEO | Musslewhite [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,433,242
PEO | Musslewhite [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,131,187
PEO | Musslewhite [Member] | Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,208,088)
PEO | Musslewhite [Member] | Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(489,857)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,308,618)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,344,689
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,595,670
Non-PEO NEO | Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,583)
Non-PEO NEO | Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,105)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,293)